Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

October 31, 2017

Dates Covered
Collections Period	10/01/17 - 10/31/17
Interest Accrual Period	10/16/17 - 11/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/17	396,457,573.69	25,745
Yield Supplement Overcollateralization Amount 09/30/17	13,493,684.91	0
Receivables Balance 09/30/17	409,951,258.60	25,745
Principal Payments	17,923,896.95	777
Defaulted Receivables	1,296,016.29	79
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/17	10,221,578.23	0
Pool Balance at 10/31/17	380,509,767.13	24,889

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	36.16%

Prepayment ABS Speed	1.24%

Overcollateralization Target Amount	17,122,939.52
Actual Overcollateralization	17,122,939.52

Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	5.66%
Weighted Average Remaining Term	42.25

Delinquent Receivables:
Past Due 31-60 days	6,721,734.83	380
Past Due 61-90 days	2,080,081.25	118
Past Due 91-120 days	462,854.00	26
Past Due 121+ days	0.00	0
Total	9,264,670.08	524

Total 31+ Delinquent as % Ending Pool Balance	2.43%

Recoveries	786,752.37

Aggregate Net Losses/(Gains) - October 2017	509,263.92

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.49%
Prior Net Losses Ratio	1.81%
Second Prior Net Losses Ratio	0.95%
Third Prior Net Losses Ratio	1.82%
Four Month Average	1.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.52%

Flow of Funds	$ Amount

Collections	20,003,373.75
Advances	(22,194.62)
Investment Earnings on Cash Accounts	21,645.17
Servicing Fee	(341,626.05)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	19,661,198.25

Distributions of Available Funds
(1) Class A Interest	480,300.76
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,230,155.26
(7) Supplemental Reserve Amount	3,912,830.56
(8) Distribution to Certificateholders	0.00
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	19,661,198.25

Servicing Fee	341,626.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 10/16/17	378,616,982.87
Principal Paid	15,230,155.26
Note Balance @ 11/15/17	363,386,827.61

Class A-1
Note Balance @ 10/16/17	0.00
Principal Paid	0.00
Note Balance @ 11/15/17	0.00
Note Factor @ 11/15/17	0.0000000%

Class A-2a
Note Balance @ 10/16/17	0.00
Principal Paid	0.00
Note Balance @ 11/15/17	0.00
Note Factor @ 11/15/17	0.0000000%

Class A-2b
Note Balance @ 10/16/17	0.00
Principal Paid	0.00
Note Balance @ 11/15/17	0.00
Note Factor @ 11/15/17	0.0000000%

Class A-3
Note Balance @ 10/16/17	232,456,982.87
Principal Paid	15,230,155.26
Note Balance @ 11/15/17	217,226,827.61
Note Factor @ 11/15/17	92.8319776%

Class A-4
Note Balance @ 10/16/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	125,000,000.00
Note Factor @ 11/15/17	100.0000000%

Class B
Note Balance @ 10/16/17	21,160,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	21,160,000.00
Note Factor @ 11/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	518,212.43
Total Principal Paid	15,230,155.26
Total Paid	15,748,367.69

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.23889%
Coupon	1.63889%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	288,634.09
Principal Paid	15,230,155.26
Total Paid to A-3 Holders	15,518,789.35

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5135087
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.0919133
Total Distribution Amount	15.6054220

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.2334790
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	65.0861336
Total A-3 Distribution Amount	66.3196126

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/17	105,213.05
Balance as of 10/31/17	83,018.43
Change	(22,194.62)

Reserve Account
Balance as of 10/16/17	6,123,234.09
Investment Earnings	4,825.91
Investment Earnings Paid	(4,825.91)
Deposit/(Withdrawal)	3,912,830.56
Balance as of 11/15/17	10,036,064.65
Change	3,912,830.56

Total Reserve Amount	10,036,064.65